FINANCING AND LOANS - Composition of loans and financing (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
FINANCING AND LOANS
PRINCIPAL CURRENT	R$ 7,636,633	R$ 12,066,912
PRINCIPAL NON CURRENT	34,303,730	42,305,886
Value of Financing	23,709,613
Outstanding Balance	47,899,595	54,372,798
Financing and Loans
FINANCING AND LOANS
FEES CURRENT Value	777,112	369,254
PRINCIPAL CURRENT	6,859,521	11,697,658
PRINCIPAL NON CURRENT	34,303,730	42,305,886
Outstanding Balance	41,940,363	54,372,798	R$ 45,121,791
Foreign Currency
FINANCING AND LOANS
FEES CURRENT Value	89,001	217,977
PRINCIPAL CURRENT	442,836	4,197,154
PRINCIPAL NON CURRENT	8,074,614	8,192,780
Outstanding Balance	8,606,452	12,607,912	11,412,328	R$ 12,091,850
Foreign currency excluding bonus and other
FINANCING AND LOANS
FEES CURRENT Value	5,308	7,280
PRINCIPAL CURRENT	442,836	322,354
PRINCIPAL NON CURRENT	R$ 1,020,889	R$ 1,411,880
World Bank
FINANCING AND LOANS
FEES CURRENT Avg Rate	2.41%	2.41%
FEES CURRENT Value	R$ 3,096	R$ 2,977
PRINCIPAL CURRENT	107,789
PRINCIPAL NON CURRENT	R$ 323,669	R$ 415,187
Banco Interamericano de Desenvolvimento - BID
FINANCING AND LOANS
FEES CURRENT Avg Rate	4.95%	4.95%
FEES CURRENT Value	R$ 469	R$ 570
PRINCIPAL CURRENT	30,428	29,251
PRINCIPAL NON CURRENT	R$ 334,706	R$ 351,011
BNP Paribas
FINANCING AND LOANS
FEES CURRENT Avg Rate	2.65%	3.63%
FEES CURRENT Value	R$ 230	R$ 452
PRINCIPAL CURRENT	141,578	136,102
PRINCIPAL NON CURRENT	R$ 141,578	R$ 272,205
Kreditanstalt fur Wiederaufbau (KFW)
FINANCING AND LOANS
FEES CURRENT Avg Rate	2.46%	2.46%
FEES CURRENT Value	R$ 18	R$ 18
PRINCIPAL CURRENT	14,398	14,107
PRINCIPAL NON CURRENT	R$ 220,937	R$ 230,582
Corporacin Andino de Fomento (CAF)
FINANCING AND LOANS
FEES CURRENT Avg Rate	4.38%	10.21%
FEES CURRENT Value	R$ 1,496	R$ 3,263
PRINCIPAL CURRENT	148,643	142,894
PRINCIPAL NON CURRENT		142,894
Bonus
FINANCING AND LOANS
FEES CURRENT Value	83,693	210,697
PRINCIPAL CURRENT		3,874,800
PRINCIPAL NON CURRENT	R$ 7,053,725	R$ 6,780,900
Expires 10/27/2021
FINANCING AND LOANS
FEES CURRENT Avg Rate	5.75%	5.75%
FEES CURRENT Value	R$ 83,693	R$ 80,456
PRINCIPAL NON CURRENT	7,053,725	R$ 6,780,900
Expires 07/30/2019
FINANCING AND LOANS
FEES CURRENT Avg Rate		6.88%
FEES CURRENT Value		R$ 130,241
PRINCIPAL CURRENT		3,874,800
National Currency
FINANCING AND LOANS
FEES CURRENT Value	688,111	151,277
PRINCIPAL CURRENT	6,416,685	7,500,504
PRINCIPAL NON CURRENT	26,229,116	34,113,106
Outstanding Balance	R$ 33,333,911	41,764,887	33,709,463	R$ 33,528,578
FIDC
FINANCING AND LOANS
FEES CURRENT Value		1,346
PRINCIPAL CURRENT		135,836
PRINCIPAL NON CURRENT		R$ 535,310
Banco do Brasil
FINANCING AND LOANS
FEES CURRENT Avg Rate	5.26%
FEES CURRENT Value	R$ 22,866
PRINCIPAL CURRENT	1,053,945
PRINCIPAL NON CURRENT	R$ 2,504,620
Banco do Nordeste do Brasil
FINANCING AND LOANS
FEES CURRENT Avg Rate	10.14%
FEES CURRENT Value	R$ 5,703
PRINCIPAL CURRENT	38,265
PRINCIPAL NON CURRENT	750,519
Cigas
FINANCING AND LOANS
PRINCIPAL CURRENT	445,039
PRINCIPAL NON CURRENT	R$ 268,611
RGR Return
FINANCING AND LOANS
FEES CURRENT Avg Rate	5.00%
PRINCIPAL CURRENT	R$ 250,802
PRINCIPAL NON CURRENT	1,383,629		R$ 2,000,000
Term of the agreement			10 years
Outstanding Balance	R$ 1,634,431
RGR Subsidiaries
FINANCING AND LOANS
FEES CURRENT Avg Rate	5.00%	5.00%
PRINCIPAL CURRENT		R$ 596,692
PRINCIPAL NON CURRENT	R$ 863,645	R$ 5,206,155
Outstanding Balance	R$ 863,645
RGR CCEE
FINANCING AND LOANS
FEES CURRENT Avg Rate	5.00%
FEES CURRENT Value	R$ 183,801
PRINCIPAL CURRENT	170,513
PRINCIPAL NON CURRENT	746,847
Outstanding Balance	R$ 1,101,161
BASA
FINANCING AND LOANS
FEES CURRENT Avg Rate	8.50%
FEES CURRENT Value	R$ 1,133
PRINCIPAL CURRENT	27,862
PRINCIPAL NON CURRENT	R$ 324,011
Caixa Economica Federal
FINANCING AND LOANS
FEES CURRENT Avg Rate	5.26%	7.65%
FEES CURRENT Value	R$ 48,545	R$ 68,351
PRINCIPAL CURRENT	1,137,149	1,374,042
PRINCIPAL NON CURRENT	R$ 5,007,814	R$ 6,136,728
BNDES
FINANCING AND LOANS
FEES CURRENT Avg Rate	9.25%	9.25%
FEES CURRENT Value	R$ 23,164	R$ 25,749
PRINCIPAL CURRENT	513,582	506,748
PRINCIPAL NON CURRENT	R$ 5,574,689	R$ 6,062,908
Petrobras
FINANCING AND LOANS
FEES CURRENT Avg Rate	4.62%	6.40%
FEES CURRENT Value	R$ 373,146	R$ 13,194
PRINCIPAL CURRENT	1,924,074	2,898,738
PRINCIPAL NON CURRENT	R$ 6,631,614	R$ 10,246,074
BR Distribuidora
FINANCING AND LOANS
FEES CURRENT Avg Rate	5.05%	7.98%
FEES CURRENT Value	R$ 5,079	R$ 346
PRINCIPAL CURRENT	423,464	424,046
PRINCIPAL NON CURRENT	R$ 198,589	R$ 622,829
Banco da Amaznia
FINANCING AND LOANS
FEES CURRENT Avg Rate		7.65%
FEES CURRENT Value		R$ 26,669
PRINCIPAL CURRENT		1,112,049
PRINCIPAL NON CURRENT		3,558,253
State Grid
FINANCING AND LOANS
FEES CURRENT Avg Rate	10.00%
PRINCIPAL CURRENT	R$ 45,590
PRINCIPAL NON CURRENT	379,982
Other Financial Institutions
FINANCING AND LOANS
FEES CURRENT Value	24,674	15,622
PRINCIPAL CURRENT	386,400	452,353
PRINCIPAL NON CURRENT	R$ 1,594,545	R$ 1,744,848
CDI (Interbank Deposit Certificate) | FIDC
FINANCING AND LOANS
FEES CURRENT Avg Rate		2.00%